UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48450-1214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH FUND
October 31, 2014 (unaudited)

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
              COMMON STOCKS (98.6%)

              CONSUMER DISCRETIONARY (15.9%)
              ------------------------------
              APPAREL RETAIL (2.4%)
   278,732    Foot Locker, Inc.                                            $    15,612
   412,592    Gap, Inc.                                                         15,633
   204,839    Ross Stores, Inc.                                                 16,535
                                                                           -----------
                                                                                47,780
                                                                           -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (1.0%)
   183,097    Hanesbrands, Inc.                                                 19,337
                                                                           -----------
              AUTOMOTIVE RETAIL (1.7%)
    30,747    AutoZone, Inc.*                                                   17,019
    95,298    O'Reilly Automotive, Inc.*                                        16,761
                                                                           -----------
                                                                                33,780
                                                                           -----------
              DEPARTMENT STORES (0.7%)
   241,443    Macy's, Inc.                                                      13,960
                                                                           -----------
              HOME IMPROVEMENT RETAIL (3.2%)
   166,395    Home Depot, Inc.                                                  16,227
   827,808    Lowe's Companies, Inc.                                            47,351
                                                                           -----------
                                                                                63,578
                                                                           -----------
              HOMEBUILDING (0.9%)
   886,769    PulteGroup, Inc.                                                  17,017
                                                                           -----------
              HOTELS, RESORTS & CRUISE LINES (0.8%)
   246,497    Royal Caribbean Cruises Ltd.                                      16,754
                                                                           -----------
              INTERNET RETAIL (3.2%)
   154,487    Amazon.com, Inc.*                                                 47,189
    13,441    Priceline Group, Inc.*                                            16,213
                                                                           -----------
                                                                                63,402
                                                                           -----------
              MOVIES & ENTERTAINMENT (0.8%)
   183,491    Walt Disney Co.                                                   16,767
                                                                           -----------
              RESTAURANTS (1.2%)
   316,826    Yum! Brands, Inc.                                                 22,758
                                                                           -----------
              Total Consumer Discretionary                                     315,133
                                                                           -----------
              CONSUMER STAPLES (10.6%)
              ------------------------
              AGRICULTURAL PRODUCTS (0.8%)
   352,729    Archer-Daniels-Midland Co.                                        16,578
                                                                           -----------
              BREWERS (1.2%)
   400,787    SABMiller plc ADR                                                 22,701
                                                                           -----------
              DRUG RETAIL (0.8%)
   192,245    CVS Health Corp.                                                  16,496
                                                                           -----------

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1  | USAA Growth Fund

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (1.9%)
   436,482    Procter & Gamble Co.                                         $    38,092
                                                                           -----------
              PACKAGED FOODS & MEAT (1.9%)
 2,712,928    Danone ADR                                                        37,086
                                                                           -----------
              SOFT DRINKS (4.0%)
   888,752    Coca-Cola Co.                                                     37,221
   409,360    Monster Beverage Corp.*                                           41,296
                                                                           -----------
                                                                                78,517
                                                                           -----------
              Total Consumer Staples                                           209,470
                                                                           -----------
              ENERGY (3.3%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (3.3%)
   283,875    Baker Hughes, Inc.                                                15,034
   229,556    National-Oilwell Varco, Inc.                                      16,675
   333,608    Schlumberger Ltd.                                                 32,914
                                                                           -----------
                                                                                64,623
                                                                           -----------
              Total Energy                                                      64,623
                                                                           -----------
              FINANCIALS (6.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (3.2%)
    46,132    BlackRock, Inc.                                                   15,736
   280,218    Franklin Resources, Inc.                                          15,583
   824,660    SEI Investments Co.                                               31,881
                                                                           -----------
                                                                                63,200
                                                                           -----------
              CONSUMER FINANCE (2.1%)
   456,007    American Express Co.                                              41,018
                                                                           -----------
              INVESTMENT BANKING & BROKERAGE (1.2%)
   160,690    Greenhill & Co., Inc.                                              7,231
   490,949    TD Ameritrade Holding Corp.                                       16,565
                                                                           -----------
                                                                                23,796
                                                                           -----------
              Total Financials                                                 128,014
                                                                           -----------
              HEALTH CARE (15.6%)
              -------------------
              BIOTECHNOLOGY (3.3%)
   199,878    Amgen, Inc.                                                       32,416
    49,290    Biogen Idec, Inc.*                                                15,826
   145,703    Gilead Sciences, Inc.*                                            16,319
                                                                           -----------
                                                                                64,561
                                                                           -----------
              HEALTH CARE DISTRIBUTORS (0.8%)
    77,991    McKesson Corp.                                                    15,864
                                                                           -----------
              HEALTH CARE EQUIPMENT (5.1%)
   124,041    Becton, Dickinson & Co.                                           15,964
   148,612    Edwards Lifesciences Corp.*                                       17,970
   243,349    Medtronic, Inc.                                                   16,587
   346,590    Varian Medical Systems, Inc.*                                     29,155
   199,341    Zimmer Holdings, Inc.                                             22,175
                                                                           -----------
                                                                               101,851
                                                                           -----------
              HEALTH CARE SERVICES (0.9%)
   219,542    Express Scripts Holdings Co.*                                     16,865
                                                                           -----------
              MANAGED HEALTH CARE (0.9%)
   137,854    WellPoint, Inc.                                                   17,465
                                                                           -----------
              PHARMACEUTICALS (4.6%)
    85,225    Allergan, Inc.                                                    16,198

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
    301,440   Merck & Co., Inc.                                            $    17,465
    373,889   Novartis AG ADR                                                   34,656
    514,082   Novo Nordisk A/S ADR                                              23,226
                                                                           -----------
                                                                                91,545
                                                                           -----------
              Total Health Care                                                308,151
                                                                           -----------
              INDUSTRIALS (9.3%)
              ------------------
              AEROSPACE & DEFENSE (0.8%)
    130,653   Boeing Co.                                                        16,320
                                                                           -----------
              AIR FREIGHT & LOGISTICS (3.4%)
    765,890   Expeditors International of Washington, Inc.                      32,673
    327,234   United Parcel Service, Inc. "B"                                   34,330
                                                                           -----------
                                                                                67,003
                                                                           -----------
              AIRLINES (1.9%)
    354,579   Alaska Air Group, Inc.                                            18,874
    531,217   Southwest Airlines Co.                                            18,317
                                                                           -----------
                                                                                37,191
                                                                           -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.8%)
    103,811   Cummins, Inc.                                                     15,175
                                                                           -----------
              INDUSTRIAL CONGLOMERATES (0.7%)
    187,169   Danaher Corp.                                                     15,048
                                                                           -----------
              MARINE (0.7%)
    131,445   Kirby Corp.*                                                      14,535
                                                                           -----------
              RAILROADS (1.0%)
    163,692   Union Pacific Corp.                                               19,062
                                                                           -----------
              Total Industrials                                                184,334
                                                                           -----------
              INFORMATION TECHNOLOGY (36.7%)
              ------------------------------
              APPLICATION SOFTWARE (3.6%)
    559,594   Autodesk, Inc.*                                                   32,199
     42,098   CDK Global, Inc.*                                                  1,415
    177,938   FactSet Research Systems, Inc.                                    23,388
    353,798   Synopsys, Inc.*                                                   14,499
                                                                           -----------
                                                                                71,501
                                                                           -----------
              COMMUNICATIONS EQUIPMENT (6.4%)
  2,196,391   Cisco Systems, Inc.                                               53,746
    128,997   F5 Networks, Inc.*                                                15,864
    731,118   QUALCOMM, Inc.                                                    57,400
                                                                           -----------
                                                                               127,010
                                                                           -----------
              DATA PROCESSING & OUTSOURCED SERVICES (3.9%)
    125,001   Automatic Data Processing, Inc.                                   10,223
    279,454   Visa, Inc. "A"                                                    67,468
                                                                           -----------
                                                                                77,691
                                                                           -----------
              INTERNET SOFTWARE & SERVICES (7.7%)
    235,989   Alibaba Group Holding Ltd. ADR*                                   23,268
    756,124   Facebook, Inc. "A"*                                               56,702
     66,332   Google, Inc. "A"*                                                 37,668
     61,300   Google, Inc. "C"*                                                 34,272
                                                                           -----------
                                                                               151,910
                                                                           -----------
              SEMICONDUCTOR EQUIPMENT (0.8%)
    211,434   Lam Research Corp.                                                16,462
                                                                           -----------
              SEMICONDUCTORS (4.1%)
     72,020   Altera Corp.                                                       2,475

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3  | USAA Growth Fund

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
    86,128   Analog Devices, Inc.                                                               $      4,273
   561,480   ARM Holdings plc ADR                                                                     23,981
   386,048   Broadcom Corp. "A"                                                                       16,168
   322,455   Skyworks Solutions, Inc.                                                                 18,780
   315,746   Texas Instruments, Inc.                                                                  15,680
                                                                                                ------------
                                                                                                      81,357
                                                                                                ------------
             SYSTEMS SOFTWARE (5.2%)
   948,053   Microsoft Corp.                                                                          44,511
 1,510,647   Oracle Corp.                                                                             58,991
                                                                                                ------------
                                                                                                     103,502
                                                                                                ------------
             TECHNOLOGY DISTRIBUTORS (0.8%)
   256,931   Arrow Electronics, Inc.*                                                                 14,609
                                                                                                ------------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (4.2%)
   178,451   Apple, Inc.                                                                              19,273
   558,997   EMC Corp.                                                                                16,060
   382,541   NetApp, Inc.                                                                             16,373
   152,760   SanDisk Corp.                                                                            14,381
   167,944   Western Digital Corp.                                                                    16,520
                                                                                                ------------
                                                                                                      82,607
                                                                                                ------------
             Total Information Technology                                                            726,649
                                                                                                ------------
             MATERIALS (0.7%)
             ----------------
             SPECIALTY CHEMICALS (0.7%)
    72,592   PPG Industries, Inc.                                                                     14,786
                                                                                                ------------
             Total Common Stocks (cost: $1,337,583)                                                1,951,160
                                                                                                ------------
             MONEY MARKET INSTRUMENTS (2.3%)

             MONEY MARKET FUNDS (2.3%)
             State Street Institutional Liquid Reserves Fund Premier Class, 0.08% (a)
45,299,110   (cost: $45,299)                                                                          45,299
                                                                                                ------------

             TOTAL INVESTMENTS (COST: $1,382,882)                                               $  1,996,459
                                                                                                ============

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                             (LEVEL 1)         (LEVEL 2)       (LEVEL 3)
                                           QUOTED PRICES         OTHER        SIGNIFICANT
                                             IN ACTIVE        SIGNIFICANT    UNOBSERVABLE
                                              MARKETS         OBSERVABLE        INPUTS
                                           FOR IDENTICAL        INPUTS
ASSETS                                        ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $        1,951,160  $           --  $             --  $    1,951,160
Money Market Instruments:
  Money Market Funds                                45,299              --                --          45,299
------------------------------------------------------------------------------------------------------------
Total                                   $        1,996,459  $           --  $             --  $    1,996,459
------------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through October 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

5  | USAA Growth Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $624,223,000 and $10,646,000, respectively, resulting in net unrealized appreciation of $613,577,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,978,960,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.3% of net assets at October 31, 2014.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

7  | USAA Growth Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2014.

*      Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                            SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/16/2014
         ------------------------------